Net Revenues - Discounts and Other Reductions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Discounts and other reductions in gross income
Gross sales	€ 9,489,669	€ 8,389,387		€ 7,720,463
Chargebacks	(1,891,578)	(1,525,210)		(1,402,218)
Cash discounts	(93,024)	(81,773)		(76,547)
Volume rebates	(76,312)	(59,000)		(66,280)
Medicare and Medicaid	(72,398)	(68,353)		(64,438)
Other discounts	(143,975)	(63,074)		(47,013)
Net sales	€ 7,212,382	€ 6,591,977	[1]	€ 6,063,967	[1]

[1]	Restated figures (Note 2.d)